SSgA Funds
1301 Second Avenue, 18th Floor
Seattle, Washington 98101
Tel: 206.505.7877
Fax: 206.505.1559
Refer To: Sandra G. Richardson
Direct Line: 212.702.7856
E-Mail: SGEIGER@RUSSELL.COM

December 19, 2011	VIA ELECTRONIC DELIVERY
Securities and Exchange Commission
450 - 5th Street N.W.
Judiciary Plaza
Washington, D.C. 20549

RE:	SSgA Funds (The “Registrant”) Rule 497(j) Certification to Post Effective Amendment No. 105 Under the 1933 Act and Amendment No. 103 Under the 1940 Act File No. 33-19229 811-5430
Ladies and Gentlemen:
I serve as Legal Counsel to Russell Fund Services Company, the Administrator of the Registrant. I also serve as an officer of the Registrant.
I have reviewed the Investment Company’s Post-Effective Amendment No. 105 to the Registrant’s Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 on December 14, 2011. I hereby certify that:
(i)	the form of Prospectuses and Statements of Additional Information which would have been filed pursuant to Paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment No. 105 and is therefore eligible for filing pursuant to Paragraph (j) of Rule 497; and

(ii)	the text of Post-Effective Amendment No. 105 was filed electronically with the Securities and Exchange Commission under Paragraph (b) of Rule 485 of the Securities Act of 1933 on December 14, 2011.
Very truly yours,
/s/ Sandra G. Richardson
Sandra G. Richardson
Secretary and Chief Legal Officer